DERIVATIVE LIABILITIES (Schedule of Assumptions Used in Valuation of Derivative Warrant Instruments) (Details) (USD $)	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended						12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2012	Sep. 30, 2012 Maximum [Member]	Sep. 30, 2011 Maximum [Member]	Jun. 30, 2012 Maximum [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2011 Minimum [Member]	Jun. 30, 2012 Minimum [Member]	Sep. 30, 2012 Initial Valuations [Member]	Sep. 30, 2011 Initial Valuations [Member]	Sep. 30, 2012 Initial Valuations [Member] Maximum [Member]	Sep. 30, 2011 Initial Valuations [Member] Maximum [Member]	Sep. 30, 2012 Initial Valuations [Member] Minimum [Member]	Sep. 30, 2011 Initial Valuations [Member] Minimum [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member] Maximum [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member] Maximum [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member] Minimum [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member] Minimum [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member] Initial Valuations [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member] Initial Valuations [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member] Initial Valuations [Member] Maximum [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member] Initial Valuations [Member] Maximum [Member]	Jun. 30, 2012 Derivative Warrant Instruments [Member] Initial Valuations [Member] Minimum [Member]	Jun. 30, 2011 Derivative Warrant Instruments [Member] Initial Valuations [Member] Minimum [Member]
Common Stock Issuable Upon Exercise Of Warrants	160,395,482	89,484,712								62,499,938	38,095,300					89,284,712	54,200,565					38,095,300	46,750,323
Market value of common stock on measurement date	$ 0.08	$ 0.112								$ 0.07	$ 0.145					$ 0.09	$ 0.23					$ 0.145			$ 0.43		$ 0.12
Adjusted exercise price				$ 0.38	$ 0.48		$ 0.05	$ 0.05		$ 0.21	$ 0.4							$ 0.48	$ 0.54	$ 0.05	$ 0.05	$ 0.4			$ 0.5		$ 0.05
Risk free interest rate				0.39%	0.96%		0.25%	0.42%		0.31%	0.42%							0.49%	1.76%	0.33%	0.81%	0.42%			2.20%		0.67%
Warrant lives in years				3 years 7 months 2 days	4 years 5 months 12 days		1 year 7 months 20 days	2 years 6 months 18 days		3 years	3 years							3 years 9 months 18 days	4 years 8 months 12 days	1 year 9 months 18 days	2 years 9 months 18 days	3 years			5 years		2 years 9 months 18 days
Expected volatility				236.00%	205.00%		138.00%	176.00%		182.00%	205.00%							241.00%	197.00%	132.00%	169.00%	205.00%			197.00%		151.00%
Expected dividend yields	0.00%	0.00%	0.00%							0.00%	0.00%					0.00%	0.00%					0.00%	0.00%
Assumed stock offerings per year over next five years	1-2	1-2								1-2	1-2					1-2	1-2					1-2	1-2
Probability of stock offering in any year over five years	25.00%	100.00%	100.00%			31.00%			10.00%	25.00%	100.00%					100.00%	100.00%					100.00%	100.00%
Range of percentage of existing shares offered				31.00%	31.00%		15.00%	10.00%				31.00%	31.00%	15.00%	10.00%			31.00%	31.00%	10.00%	10.00%			31.00%	31.00%	10.00%	10.00%
Offering price range				$ 0.45	$ 0.45		$ 0.21	$ 0.21				$ 0.45	$ 0.45	$ 0.21	$ 0.21			$ 0.5	$ 0.45	$ 0.15	$ 0.25			$ 0.45	$ 1.5	$ 0.21	$ 0.25